Shareholders’ Equity - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) plan shares	Dec. 31, 2020 CAD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Number of dividend reinvestment plans (plan) | plan	2
Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares reserved for issuance | shares	12,976,162
Unexpensed fair value of share option compensation cost	$ 3	$ 4
Aggregate intrinsic value of options exercisable	33	5
Intrinsic value of options outstanding	68	9
Mid-Term Incentive And Deferred Share Unit Plans
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expense	66	16
Unrecognized compensation expense	$ 16	23
Minimum | Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Options term	6 years
Minimum | Mid-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	36 months
Maximum | Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Options term	10 years
Vesting period	4 years
Intrinsic value of options exercised	$ 5	$ 1